SEGMENTED INFORMATION - Schedule of Long-Lived Assets by Country (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 80,569	$ 75,940
Canada
Segment Reporting Information [Line Items]
Property, plant and equipment, net	28,583	27,232
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	44,609	43,505
Mexico
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 7,377	$ 5,203